INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 08, 2022	Aug. 05, 2022	Mar. 16, 2022	Mar. 06, 2020
Convertible notes
Convertible Notes [Abstract]
Notional amount				$ 42.5
Conversion price (in USD per share)				$ 8.00
Amount of free float over which the notes can be mandatorily converted to ordinary shares				$ 100.0
Period of amount of free float over which the notes can be mandatorily converted to ordinary shares				10 days
Borrowings, interest rate				11.50%
Percentage of principal converted to shares			75.00%
Principal amount converted to shares			$ 49.1
Number of share issued for convertible note			4,600,000
Percentage of principal exchange with guaranteed notes		25.00%
Underlying shares exchange with guaranteed notes		1,526,454
New secured guaranteed notes
Convertible Notes [Abstract]
Guaranteed notes amount issued for 25% of convertible notes		$ 24.0
Maturity period		48 months
Period to repurchase at par		24 months
Period to repurchase at par, second option		36 months
New secured guaranteed notes | Issue date through 24 months
Convertible Notes [Abstract]
Borrowings, interest rate		9.00%
New secured guaranteed notes | 25 through 36 months
Convertible Notes [Abstract]
Borrowings, interest rate		13.00%
New secured guaranteed notes | 37 through 48 months
Convertible Notes [Abstract]
Borrowings, interest rate		14.00%
Secured guaranteed convertible notes
Convertible Notes [Abstract]
Notional amount	$ 55.0
Borrowings, interest rate	9.00%
Maturity period	4 years
Period to repurchase	30 months
Common stock, strike price, per share	$ 18
Secured guaranteed convertible notes | Interest rate payable in cash
Convertible Notes [Abstract]
Borrowings, interest rate	5.00%
Secured guaranteed convertible notes | Interest rate payable in-kind
Convertible Notes [Abstract]
Borrowings, interest rate	4.00%